Restatement of Financial Statements - Schedule of Unaudited Quarterly Financial Information for Restatement and Revision of Unaudited Condensed Balance Sheet (Parenthetical) (Details) - $ / shares	Sep. 30, 2021	May 07, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 21, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Preferred Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Temporary Equity, Par or Stated Value Per Share			0.0001	$ 0.0001
Preferred Stock, Par or Stated Value Per Share	0.0001		0.0001	0.0001
Common Class A [Member] | ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Temporary Equity, Par or Stated Value Per Share				0.0001
Common Stock, Par or Stated Value Per Share	0.0001		0.0001	0.0001	$ 0.0001
Common Class B [Member] | ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001	$ 0.0001